Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 520,817	$ 636,080	$ 663,237
Americas Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	205,741	257,119	251,589
Americas Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	137,736	158,743	158,152
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	343,477	415,862	409,741
EMEA Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	78,105	98,693	119,151
EMEA Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	23,479	26,274	28,011
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	101,584	124,967	147,162
Asia Pacific Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	55,936	74,934	85,764
Asia Pacific Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	19,820	20,317	20,570
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 75,756	$ 95,251	$ 106,334